EQUITY (Details Narrative)		12 Months Ended
	Nov. 15, 2023 shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Jun. 30, 2023 $ / shares shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized		50,000,000	50,000,000
Common stock, par value | $ / shares		$ 0.01	$ 0.01
Common stock, shares issued		9,550,000	15,000,000
Common stock, shares outstanding		9,550,000	15,000,000
Cancellation of common stocks | $
Number of stock issued services	40,000
Issuance of shares	40,000
Issuance of shares, value | $		(140)	$ 616
Warrant oustanding | $		$ 361,724
Stock options exercised		100,000
Measurement Input, Price Volatility [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants measurement input		0.6913
Measurement Input, Expected Dividend Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants measurement input		0
Measurement Input, Discount Rate [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants measurement input		0.0396
Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares		2,000,000
Share price | $ / shares		$ 2.00
Legal fees | $		$ 530,000
Private Placement [Member] | Related Party [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase of common stock		150,000
Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of stock issued services		2,100,000
Issuance of shares, value | $		$ 4,200,000
Fair market value | $		$ 80,000
Share price | $ / shares		$ 2
Board Of Directors [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares		15,000
Christopher Von Zweh [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares		595,000
Third Parties [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares		1,490,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cancellation of common stocks, shares		7,880,000
Cancellation of common stocks | $		$ (78,800)
Issuance of shares, value | $
Purchase of warrants		300,000
Common Stock [Member] | Private Placement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares		290,000
Common Stock [Member] | Private Placement [Member] | Related Party [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase of common stock		75,000
Common Stock [Member] | Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cancellation of common stocks, shares		7,880,000
Additional Paid-in Capital [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cancellation of common stocks | $		$ 78,800
Issuance of shares, value | $			$ 616
Additional Paid-in Capital [Member] | Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cancellation of common stocks | $		$ 78,800
Non Refundable Shares [Member] | Restricted Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares		40,000
Warrant [Member] | Consulting Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Purchase of warrants				300,000
Exercise price | $ / shares				$ 2